Financial Income, net (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Finance costs	R$ (4,225,778)	R$ (2,701,304)	R$ (2,708,617)
[custom:FinanceIncomes]	3,451,899	1,044,151	805,905
[custom:FinancialNetBeforeExchangeRateChanges]	(773,879)	(1,657,153)	(1,902,712)
[custom:NetForeignExchangeGains]	(123,891)	(210,499)	310,716
[custom:FinanceIncomeExpenseNet]	(897,770)	(1,867,652)	(1,591,996)
Interest And Charges Local Currency [Member]
IfrsStatementLineItems [Line Items]
Finance costs	(3,456,991)	(1,360,747)	(1,110,135)
Interest And Charges Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Finance costs		(120,270)	(89,198)
Other Financial Expenses [Member]
IfrsStatementLineItems [Line Items]
Finance costs	(842,332)	(758,703)	(849,489)
Inflation Adjustment On Borrowings And Financing [Member]
IfrsStatementLineItems [Line Items]
Finance costs		(134,258)	(146,637)
Other Inflation Adjustments [Member]
IfrsStatementLineItems [Line Items]
Finance costs	(41,988)	(15,046)	(301,593)
Interest Inflation Adjustments On Provisions [Member]
IfrsStatementLineItems [Line Items]
Finance costs	115,533	(312,280)	(211,565)
Inflation Adjustment Gains [Member]
IfrsStatementLineItems [Line Items]
[custom:FinanceIncomes]	1,816,875	296,916	219,473
Income On Financial Investments [Member]
IfrsStatementLineItems [Line Items]
[custom:FinanceIncomes]	1,347,002	552,168	370,638
Financial Interest Income [Member]
IfrsStatementLineItems [Line Items]
[custom:FinanceIncomes]	456,090	264,892	256,116
P I S And Cofins [Member]
IfrsStatementLineItems [Line Items]
[custom:FinanceIncomes]	(168,079)	(69,918)	(40,401)
Other Financial Income [Member]
IfrsStatementLineItems [Line Items]
[custom:FinanceIncomes]	11	93	79
Exchange Rate Changes Borrowing Financing [Member]
IfrsStatementLineItems [Line Items]
[custom:NetForeignExchangeGains]		(525,624)	309,959
Gains Losses With Derivative Financial Instruments [Member]
IfrsStatementLineItems [Line Items]
[custom:NetForeignExchangeGains]	(123,880)	315,079
Exchange Rate Changes On Assets [Member]
IfrsStatementLineItems [Line Items]
[custom:NetForeignExchangeGains]		46	767
Other Exchange Rate Changes [Member]
IfrsStatementLineItems [Line Items]
[custom:NetForeignExchangeGains]	R$ (11)		R$ (10)